Financial Instruments - Schedule of Contractual Maturities of Financial Liabilities (Details) $ in Thousands	Mar. 31, 2026 CAD ($)
Contractual cash flows (undiscounted) [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	$ 7,921,930
2026 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	3,481,557
2027 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	639,646
2028 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	217,935
2029 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	477,988
2030 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	571,337
Thereafter [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	2,533,467
Trade and other payables [Member] | Contractual cash flows (undiscounted) [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	88,845
Trade and other payables [Member] | 2026 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	88,845
Trade and other payables [Member] | 2027 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities
Trade and other payables [Member] | 2028 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities
Trade and other payables [Member] | 2029 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities
Trade and other payables [Member] | 2030 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities
Trade and other payables [Member] | Thereafter [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities
Customer and other deposits [Member] | Contractual cash flows (undiscounted) [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	1,391
Customer and other deposits [Member] | 2026 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	576
Customer and other deposits [Member] | 2027 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	520
Customer and other deposits [Member] | 2028 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	137
Customer and other deposits [Member] | 2029 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities
Customer and other deposits [Member] | 2030 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities
Customer and other deposits [Member] | Thereafter [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	158
Satellite performance incentive payments [Member] | Contractual cash flows (undiscounted) [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	14,752
Satellite performance incentive payments [Member] | 2026 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	3,890
Satellite performance incentive payments [Member] | 2027 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	2,662
Satellite performance incentive payments [Member] | 2028 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	2,544
Satellite performance incentive payments [Member] | 2029 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	2,544
Satellite performance incentive payments [Member] | 2030 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	2,544
Satellite performance incentive payments [Member] | Thereafter [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	568
Derivative Liabilities [Member] | Contractual cash flows (undiscounted) [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	848,313
Derivative Liabilities [Member] | 2026 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	848,313
Derivative Liabilities [Member] | 2027 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities
Derivative Liabilities [Member] | 2028 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities
Derivative Liabilities [Member] | 2029 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities
Derivative Liabilities [Member] | 2030 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities
Derivative Liabilities [Member] | Thereafter [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities
Other financial liabilities [Member] | Contractual cash flows (undiscounted) [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	2,196
Other financial liabilities [Member] | 2026 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	2,196
Other financial liabilities [Member] | 2027 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities
Other financial liabilities [Member] | 2028 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities
Other financial liabilities [Member] | 2029 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities
Other financial liabilities [Member] | 2030 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities
Other financial liabilities [Member] | Thereafter [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities
Indebtedness [Member] | Contractual cash flows (undiscounted) [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	6,966,433	[1]
Indebtedness [Member] | 2026 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	2,537,737	[1]
Indebtedness [Member] | 2027 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	636,464	[1]
Indebtedness [Member] | 2028 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	215,254	[1]
Indebtedness [Member] | 2029 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	475,444	[1]
Indebtedness [Member] | 2030 [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	568,793	[1]
Indebtedness [Member] | Thereafter [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	2,532,741	[1]
Carrying amount [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	4,832,985
Carrying amount [Member] | Trade and other payables [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	88,845
Carrying amount [Member] | Customer and other deposits [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	1,391
Carrying amount [Member] | Satellite performance incentive payments [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	12,735
Carrying amount [Member] | Derivative Liabilities [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	848,313
Carrying amount [Member] | Other financial liabilities [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	2,196
Carrying amount [Member] | Indebtedness [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line items]
Total contractual maturities of financial liabilities	$ 3,879,505	[1]

[1]	Indebtedness excludes deferred financing costs, prepayment options, warrants and loss on repayment. The contractual cash flows for Telesat Lightspeed Financing include anticipated future drawings and mandatory repayments against the loan.